Changes in Accrued Warranty Balances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2011		May 31, 2010
Product Liability Contingency [Line Items]
Beginning Balance	$ 17,196		$ 17,602		$ 18,993
Deductions	(18,143)	[1]	(20,335)	[1]	(23,209)	[1]
Provision charged to SG&A expense	15,513		19,899		24,897
Acquisitions	185		30		46
Impact of deconsolidation of SPHC					(3,125)
Ending Balance	$ 14,751		$ 17,196		$ 17,602

[1]	Primarily claims paid during the year.